Summary of Significant Accounting Policies - Summary of Subsidiaries (Parenthetical) (Detail) ₱ in Millions	Sep. 14, 2018 PHP (₱)
MVP Rewards Loyalty Solutions, Inc [Member]
Disclosure of subsidiaries [Line Items]
Initial investment	₱ 50